Summary of significant accounting policies (Details)	12 Months Ended
Dec. 31, 2012 item
Segment and geographic information
Number of operating segments	1
Computer equipment and software
Fixed assets
Estimated useful life	3 years
Furniture, fixtures, and lab equipment | Minimum
Fixed assets
Estimated useful life	3 years
Furniture, fixtures, and lab equipment | Maximum
Fixed assets
Estimated useful life	7 years